ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	Accumulated Other Comprehensive Income (Loss)

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss).  The related tax effects allocated to other comprehensive income and accumulated other comprehensive income (loss) are as follows:

	December 31, 2025
	Total other comprehensive income (loss)					Total accumulated other comprehensive income (loss)
(Dollars in thousands)	Prior to reclass	Reclass from	Pre-tax	Tax effect	Net of tax	Beginning balance	Net activity	Ending balance
Unrealized gain (loss) on debt securities	$96,103	$(22,644)	$118,747	$(26,156)	$92,591	$(256,514)	$92,591	$(163,923)
Unrealized gain (loss) on derivatives	857	(795)	1,652	(382)	1,270	(1,176)	1,270	94
Retirement obligation	4,462	(2,578)	7,040	(1,629)	5,411	(30,480)	5,411	(25,069)
Foreign currency translation	585	0	585	0	585	(1,629)	585	(1,044)
Total	$102,007	$(26,017)	$128,024	$(28,167)	$99,857	$(289,799)	$99,857	$(189,942)

	December 31, 2024
	Total other comprehensive income (loss)					Total accumulated other comprehensive income (loss)
(Dollars in thousands)	Prior to reclass	Reclass from	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on debt securities	$7,481	$(25,152)	$32,633	$(7,189)	$25,444	$(281,958)	$25,444	$(256,514)
Unrealized gain (loss) on derivatives	(7,210)	(795)	(6,415)	1,484	(4,931)	3,755	(4,931)	(1,176)
Retirement obligation	(958)	(1,786)	828	(191)	637	(31,117)	637	(30,480)
Foreign currency translation	(1,130)	0	(1,130)	0	(1,130)	(499)	(1,130)	(1,629)
Total	$(1,817)	$(27,733)	$25,916	$(5,896)	$20,020	$(309,819)	$20,020	$(289,799)

	December 31, 2023
	Total other comprehensive income (loss)					Total accumulated other comprehensive income (loss)
(Dollars in thousands)	Prior to reclass	Reclass from	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on debt securities	$55,129	$(1,258)	$56,387	$(12,420)	$43,967	$(325,925)	$43,967	$(281,958)
Unrealized gain (loss) on derivatives	4,648	(237)	4,885	(1,130)	3,755	0	3,755	3,755
Retirement obligation	432	(747)	1,179	(273)	906	(32,023)	906	(31,117)
Foreign currency translation	216	0	216	0	216	(715)	216	(499)
Total	$60,425	$(2,242)	$62,667	$(13,823)	$48,844	$(358,663)	$48,844	$(309,819)
The following table details the activity reclassified from accumulated other comprehensive income into income during the period:

	Amount Reclassified from Accumulated Other Comprehensive Income
	December 31,
(Dollars in thousands)	2025	2024	2023	Affected Line Item in the Consolidated Statements of Income
Gain and loss on cash flow hedges
Interest rate contracts	$(795)	$(795)	$(237)	Interest expense - deposits
Realized gains and losses on securities available-for-sale	(22,644)	(25,152)	(1,258)	Net gain (loss) on sales/transfers of investment securities
Defined benefit pension plan
Amortization of prior service cost (credit) (1)	(10)	(10)	(10)	Other noninterest expense
Recognized net actuarial loss (1)	(2,568)	(1,776)	(737)	Other noninterest expense
Amortization and settlement charges of defined benefit pension items	(2,578)	(1,786)	(747)
Total reclassifications for the period, before tax	$(26,017)	$(27,733)	$(2,242)

(1) Included in the computation of net periodic pension cost (see Note 17 - Employee Benefit Plans for additional details)